Lease liabilities - Contractual maturities (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Carrying value	$ 574.8	$ 552.6
Total contractual cash flows	$ 1,178.2	1,131.0
Weighted average
Disclosure of quantitative information about right-of-use assets [line items]
Average remaining lease term	13 years
Within one year
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 95.4	92.4
2-3 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	189.4	179.8
4-5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	180.2	173.8
Over 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 713.2	$ 685.0